Property and Equipment, Net (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation expenses	¥ 3,220	¥ 9,196	¥ 16,400
Impairment loss	136	17	774
Loss on disposal		¥ 2,558	¥ 14,146